Fair Value Measurements	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Measurements
NOTE 9—FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Money market fund held by Trust Account	$402,500,000	—	—
Redeemable warrant liability			$18,716,250

Total	$402,500,000	—	$18,716,250

NOTE 9—FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Money market fund held by Trust Account	$402,509,142	$—	$—

Total assets at fair value	$402,509,142	$—	$—

Liabilities
Sponsor promissory note	$—	$1,100,000	$—
Redeemable warrant liability	10,867,500	—	—

Total liabilities at fair value	$10,867,500	$1,100,000	$—

The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Money market fund held by Trust Account	$402,500,000	$—	$—

Total assets at fair value	$402,500,000	$—	$—

Liabilities
Redeemable warrant liability	$—	$—	$18,716,250

Total liabilities at fair value	$—	$—	$18,716,250